UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  April 25 2003

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $99,155


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     2831 75265.00 SH       SOLE                 75265.00
ALCOA INC                      COM              013817101     1782 91953.00 SH       SOLE                 91953.00
AMERICAN INTL GROUP            COM              026874107     3049 61653.00 SH       SOLE                 61653.00
APPLIED MATERIALS INC.         COM              038222105     1769 140650.00SH       SOLE                140650.00
BB&T CORP.                     COM              054937107     3476 110595.00SH       SOLE                110595.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     1157 102425.00SH       SOLE                102425.00
CINTAS CORP.                   COM              172908105     2594 78852.00 SH       SOLE                 78852.00
CISCO SYSTEMS                  COM              17275R102     2253 173570.00SH       SOLE                173570.00
COPART INC                     COM              217204106     1283 167082.00SH       SOLE                167082.00
DANAHER CORP                   COM              235851102     3138 47715.00 SH       SOLE                 47715.00
DOVER CORP.                    COM              260003108     2260 93300.00 SH       SOLE                 93300.00
EGL INC.                       COM              268484102     3233 217550.00SH       SOLE                217550.00
EMERSON ELECTRIC               COM              291011104     2329 51350.00 SH       SOLE                 51350.00
EXPEDITORS INTL                COM              302130109     4658 129555.00SH       SOLE                129555.00
EXXON-MOBIL                    COM              30231G102     3524 100836.00SH       SOLE                100836.00
GENERAL ELECTRIC               COM              369604103      340 13320.00 SH       SOLE                 13320.00
GOLDMAN SACHS GROUP INC        COM              38141G104     2324 34129.00 SH       SOLE                 34129.00
HARMONIC INC.                  COM              413160102      718 215745.00SH       SOLE                215745.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     2120 200185.00SH       SOLE                200185.00
HEWLETT-PACKARD                COM              428236103     1818 116914.39SH       SOLE                116914.39
ILLINOIS TOOL WORKS            COM              452308109     3233 55599.00 SH       SOLE                 55599.00
INTEL                          COM              458140100     2115 129925.00SH       SOLE                129925.00
KEYCORP                        COM              493267108      350 15511.00 SH       SOLE                 15511.00
LEGGETT & PLATT                COM              524660107     2448 133910.00SH       SOLE                133910.00
LEXMARK INTL GROUP INC. - CL A COM              529771107     3496 52215.00 SH       SOLE                 52215.00
MERCK                          COM              589331107      322  5871.04 SH       SOLE                  5871.04
MICROSOFT                      COM              594918104     3252 134326.00SH       SOLE                134326.00
MOTOROLA                       COM              620076109     1475 178553.75SH       SOLE                178553.75
NORTEL NETWORKS CORP           COM              656568102      620 298035.00SH       SOLE                298035.00
PEPSICO                        COM              713448108     3207 80166.00 SH       SOLE                 80166.00
PFIZER                         COM              717081103     3538 113558.00SH       SOLE                113558.00
PROCTER & GAMBLE               COM              742718109     3504 39348.00 SH       SOLE                 39348.00
ROYAL DUTCH PETROLEUM          COM              780257804     2620 64292.00 SH       SOLE                 64292.00
SBC COMMUNICATIONS             COM              78387G103     1508 75163.00 SH       SOLE                 75163.00
SCHERING-PLOUGH                COM              806605101     1886 105796.00SH       SOLE                105796.00
SCHWAB (CHARLES) CORP          COM              808513105     1516 210020.00SH       SOLE                210020.00
SOVEREIGN BANCORP              COM              845905108     3251 234700.00SH       SOLE                234700.00
SUNGARD DATA SYSTEMS           COM              867363103     2547 119560.00SH       SOLE                119560.00
TELETECH HOLDINGS INC          COM              879939106     1784 328635.00SH       SOLE                328635.00
TELLABS, INC.                  COM              879664100     1390 240030.00SH       SOLE                240030.00
TIDEWATER INC.                 COM              886423102     2371 82557.00 SH       SOLE                 82557.00
WALGREEN                       COM              931422109      243  8228.00 SH       SOLE                  8228.00
WATSON PHARMACEUTICALS         COM              942683103     2826 98231.00 SH       SOLE                 98231.00
WELLS FARGO COMPANY            COM              949746101     2999 66665.00 SH       SOLE                 66665.00